CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012		Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 2,157,707		$ 523,801
Accounts receivable - trade	1,085,840		907,275
Prepaid expenses	129,290		93,872
Total current assets	3,372,837		1,524,948
Property and equipment, net	228,499		303,214
Other assets
Capitalized software development costs, net	383,227		395,188
Patents	602,056		714,623
Patent applications cost	667,858		544,240
Software license	76,000
Deposit - related party	155,000		155,000
Other assets including security deposits	84,278		99,481
Total other assets	1,968,419		1,908,532
Total assets	5,569,755		3,736,694
Current liabilities
Accounts payable	768,263		1,178,057
Accrued expenses	200,591		176,232
Accrued compensation - related party	72,730		36,410
Current obligation on patent acquisitions	87,500		163,680
Convertible debentures - unrelated parties (current)	294,241	[1]	0	[1]
Total current liabilities	1,423,325		1,554,379
Long-term liabilities
Deferred revenue	25,000
Convertible debentures - related party	527,512	[2]	0	[2]
Convertible debentures - unrelated parties (long-term)	2,685,280	[3]	0	[3]
Total long-term liabilities	3,237,792
Total liabilities	4,661,117		1,554,379
Stockholders' Equity
Common stock	132,472		130,182
Additional paid-in capital	125,425,617		123,446,398
Accumulated deficit	(124,649,451)		(121,394,265)
Total stockholders' equity	908,638		2,182,315
Total liabilities and stockholders' equity	$ 5,569,755		$ 3,736,694

[1]	Including accrued interest of $21,342 net of discounts of $27,101.
[2]	Including accrued interest of $43,973 net of discounts of $16,461.
[3]	Including accrued interest of $100,479 net of discounts and loan fees of $927,199.